Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments
The following table reports the carrying amount of On’s non-current assets by geographic area:

(CHF in millions)	12/31/2025	12/31/2024

Europe, Middle East and Africa	319.6	273.7
thereof Switzerland	184.5	194.1
Americas	292.4	196.6
thereof the United States	289.4	195.1
Asia-Pacific	85.0	38.9
Non-current assets	697.1	509.2